Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Changes in Carrying Value of Property, Plant and Equipment

(€’000)	Property	Equipment	Furniture	Leasehold	Total
Capitalized costs
At January 1, 2019	—	3 947	329	4 195	8 470
Additions	2 810	648	37	167	3 662
Disposals	—	(496)	(59)	(172)	(728)
Currency translation adjustments	—	0	—	4	4

At December 31, 2019	—	—	—	—	—
Additions	191	670	10	56	926
Disposals	—	(932)	(67)	(372)	(1 371)
Currency translation adjustments	—	(1)	—	(17)	(18)
Transfer	—	(271)	—	171	(100)

At December 31, 2020	3 001	3 563	249	4 032	10 845

Accumulated depreciation:
At January 1, 2019	—	(2 751)	(211)	(2 494)	(5 456)
Depreciation charge	(399)	(711)	(54)	(455)	(1 619)
Disposals	—	496	59	172	728
Currency translation adjustments	—	(0)	—	(1)	(1)

At December 31, 2019	(399)	(2 967)	(205)	(2 776)	(6 347)
Depreciation charge	(428)	(691)	(46)	(470)	(1 635)
Disposals	—	760	38	352	1 150
Currency translation adjustments	—	1	—	4	5
Transfer	—	271	—	(171)	100

At December 31, 2020	(827)	(2 625)	(214)	(3 061)	(6 727)

Net book value
Capitalized costs	2 810	4 099	307	4 193	11 409
Accumulated depreciation	(399)	(2 967)	(205)	(2 776)	(6 347)
At December 31, 2019	2 411	1 132	101	1 417	5 061

Capitalized costs	3 001	3 563	250	4 032	10 846
Accumulated depreciation	(827)	(2 625)	(214)	(3 061)	(6 727)

At December 31, 2020	2 174	938	36	970	4 119